CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Total Wowo Limited shareholders' deficit [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Noncontrolling interest [Member]
Beginning Balance at Dec. 31, 2012	$ (86,593,485)	$ (86,593,485)	$ 3,039	$ 43,761,660	$ (3,000)	$ (129,033,247)	$ (1,321.937)
Beginning Balance (in shares) at Dec. 31, 2012			303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares	(37,641,848)	(37,641,848)		$ (37,641,848)
Net loss	(32,172,344)	(32,172,344)				$ (32,172,344)
Share-based compensation	909,904	909,904		$ 909,904
Other comprehensive loss	(1,390,936)	(1,390,936)					$ (1,390,936)
Ending Balance at Dec. 31, 2013	(156,888,709)	(156,888,709)	$ 3,039	$ 7,029,716	$ (3,000)	$ (161,205,591)	$ (2,712,873)
Ending Balance (in shares) at Dec. 31, 2013			303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares	(40,814,509)	(40,814,509)		$ (12,735,503)		(28,079,006)
Net loss	(43,869,825)	(43,856,347)				$ (43,856,347)		$ (13,478)
Share-based compensation	5,762,384	5,762,384		$ 5,762,384
Subscription received	$ 3,000	3,000			$ 3,000
Partial disposal of a VIE		(56,597)		$ (56,597)				$ 56,597
Other comprehensive loss	$ 2,031,505	2,031,380					$ 2,031,380	125
Ending Balance at Dec. 31, 2014	$ (233,776,154)	(233,819,398)	$ 3,039			$ (233,140,944)	$ (681,493)	$ 43,244
Ending Balance (in shares) at Dec. 31, 2014	303,886,640		303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon IPO	$ 37,294,600	$ 37,294,600	$ 760	$ 37,293,840
Issuance of ordinary shares upon IPO, shares			75,960,000
Ordinary shares converted to ADS shares for future exercise of share options (Note 12)
Ordinary shares converted to ADS shares for future exercise of share options (Note 12), shares			31,496,832
Options exercised	$ 105,908	$ 105,908	$ 69	$ 105,839
Options exercised, shares			6,866,280
Conversion of Mr. Xu's indebtness into ordinary shares	69,353,223	69,353,223	$ 1,248	69,351,975
Conversion of Mr. Xu's indebtness into ordinary shares, shares			124,835,802
Conversion of Series A-1, Series A-2 and Series B convertible redeemable preferred shares into ordinary shares	127,019,279	127,019,279	$ 1,647	127,017,632
Conversion of Series A-1, Series A-2 and Series B convertible redeemable preferred shares into ordinary shares, shares			164,740,336
Issuance of shares as a consideration for acquisition of JMU	376,964,937	376,964,937	$ 7,414	376,957,523
Issuance of shares as a consideration for acquisition of JMU, shares			741,422,780
Issuance of ordinary shares to Mr. Xu	15,000,000	15,000,000	$ 270	14,999,730
Issuance of ordinary shares to Mr. Xu, shares			27,000,000
Purchase the noncontrolling interests of subsidiaries	(111,250)	(68,006)		(68,006)				$ (43,244)
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares	(2,365,351)	(2,365,351)		$ (2,365,351)
Net loss	(93,570,188)	(93,570,188)				$ (93,570,188)
Share-based compensation	7,176,600	7,176,600		$ 7,176,600
Other comprehensive loss	1,589,686	1,589,686					$ 1,589,686
Ending Balance at Dec. 31, 2015	$ 304,681,290	$ 304,681,290	$ 14,447	$ 630,469,782		$ (326,711,132)	$ 908,193
Ending Balance (in shares) at Dec. 31, 2015	1,476,208,670		1,476,208,670